Other Income and Expense	6 Months Ended	12 Months Ended
	Feb. 28, 2017	Aug. 31, 2016
Other Income and Expenses [Abstract]
Other Income and Expense

NOTE 9 – OTHER INCOME AND EXPENSE

During the three months ended November 30, 2016, the Company settled a bank overdraft of $942 for $370. This settlement resulted in income of $572.

On January 27, 2017, the Company entered into a Settlement Agreement with a former landlord satisfying a $35,868 accrued liability (see Note 4) for $4,100. This settlement, along with an arrangement with another vendor, resulted in other income of $47,003.

NOTE 9 – OTHER INCOME AND EXPENSE

As described in Note 4, during the year ended May 31, 2015 an asset with a book value of $9,340, net of depreciation, and liabilities totaling $628,210 were transferred to Peak Energy Holdings. This transfer resulted in other income of $618,870.

On October 27, 2014 the Company entered into an agreement with two former employees, one of whom was a former director of the Company, whereby all parties agreed to release and hold harmless from any liabilities that existed prior to the date of the agreement. The result of this agreement was the forgiveness by the former employees of $38,186 in compensation owed to the employees.